Six Circles Tax Aware Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	67 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG MUNICIPAL BOND INDEX TOTAL RETURN INDEX VALUE UNHEDGED USD(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	1.59%	2.39%
BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.18% [1]	1.16% [1]	1.74%	2.45% [1]
Six Circles Tax Aware Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	1.21%	1.96%
Performance Inception Date	May 19, 2020
Six Circles Tax Aware Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	1.10%	1.86%
Six Circles Tax Aware Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.86%	1.37%	1.93%

[1]	As a result of a change to the Fund’s name, investment objective and investment strategy on May 1, 2026, the Fund has changed its secondary benchmark from the iMoney Tax-Free National Institutional Money Market Index to the Bloomberg 1-15 Year Municipal Bond Index. Performance displayed for periods prior to May 1, 2026 reflects the performance of the Fund under its previous name, investment objective and investment strategy.